ASSETS HELD FOR SALE AND INVENTORIES, NET - Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	$ 747,302	$ 513,031
Inventories pledged as collateral for liabilities	0	0
Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	784,067	538,689
Impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	(36,765)	(25,658)
Land and buildings | Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	275,808	285,076
Vehicles | Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	469,949	220,522
Machinery and others | Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	$ 38,310	$ 33,091